Share-Based Compensation - Warrants (Details) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Number of Warrants Outstanding and Exercisable (in shares)	0	1,100,000	900,000
Exercise Price (in dollars per share)		$ 4.00
Service providers expiring July 2022
Class of Warrant or Right [Line Items]
Number of Warrants Outstanding and Exercisable (in shares)	0	200,000	200,000
Exercise Price (in dollars per share)	$ 5.00	$ 5.00
Service providers expiring July 2022 - October 2022
Class of Warrant or Right [Line Items]
Number of Warrants Outstanding and Exercisable (in shares)	0	700,000	700,000
Exercise Price (in dollars per share)	$ 2.50	$ 2.50
Service provider one expiring Expiring January 2023
Class of Warrant or Right [Line Items]
Number of Warrants Outstanding and Exercisable (in shares)	0	100,000	0
Exercise Price (in dollars per share)	$ 7.50	$ 7.50
Service provider two expiring January 2023
Class of Warrant or Right [Line Items]
Number of Warrants Outstanding and Exercisable (in shares)	0	100,000	0
Exercise Price (in dollars per share)	$ 9.00	$ 9.00